Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Fair Value Of Financial Instruments
Fair Value of Financial Instruments

Note 6 – Fair Value of Financial Instruments

The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level in which to classify them for each reporting period. This determination requires significant judgments to be made. See Note 12 for derivative liabilities.

Fair Value of Financial Instruments

Note 12 – Fair Value of Financial Instruments

The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level in which to classify them for each reporting period. This determination requires significant judgments to be made.

Liabilities measured at fair value on a recurring basis consisted of the following at September 30, 2025 and June 30, 2025:

	September 30, 2025
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$-	$-	$2,053,045	$2,053,045
Total	$-	$-	$2,053,045	$2,053,045

	June 30, 2025
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$-	$-	$1,102,992	$1,102,992
Total	$-	$-	$1,102,992	$1,102,992

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2025

Note 12 – Fair Value of Financial Instruments

The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level in which to classify them for each reporting period. This determination requires significant judgments to be made.

Liabilities measured at fair value on a recurring basis consisted of the following at June 30, 2025:

	June 30, 2025
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$-	$-	$1,102,992	$1,102,992
Total	$-	$-	$1,102,992	$1,102,992

There were no assets or liabilities measured at fair value on a recurring basis for the year ended June 30, 2024.

Fair Value of Financial Instruments

Note 6 – Fair Value of Financial Instruments

The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level in which to classify them for each reporting period. This determination requires significant judgments to be made. See Note 12 for derivative liabilities.